DERIVATIVE LIABILITY (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Assumptions, Expected Volatility Rate	68.00%
Fair Value Assumptions, Expected Term	1 year 3 months	18 months
Fair Value Assumptions, Risk Free Interest Rate	0.63%	0.75%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Minimum [Member]
Fair Value Assumptions, Expected Volatility Rate		84.00%
Maximum [Member]
Fair Value Assumptions, Expected Volatility Rate		85.00%